Postemployment benefit plans (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	$ 12,530	$ 12,395
Fair value of plan assets, end of year	11,440	12,530
U.S. Pension Benefits | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	9
Fair value of plan assets, end of year	9	9
U.S. Pension Benefits | Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	38
Fair value of plan assets, end of year	50	38
U.S. Pension Benefits | Level 3 | Equities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	9	12
Unrealized gains (losses)	(1)	(6)
Realized gains (losses)	1	8
Purchases, issuances and settlements	(4)	(5)
Transfers in and/or out of Level 3	0	0
Fair value of plan assets, end of year	5	9
U.S. Pension Benefits | Level 3 | Fixed income securities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	29	54
Unrealized gains (losses)	(1)	0
Realized gains (losses)	0	3
Purchases, issuances and settlements	16	(23)
Transfers in and/or out of Level 3	(2)	(5)
Fair value of plan assets, end of year	42	29
U.S. Pension Benefits | Level 3 | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	0	0
Unrealized gains (losses)	0	0
Realized gains (losses)	0	0
Purchases, issuances and settlements	0	0
Transfers in and/or out of Level 3	0	0
Fair value of plan assets, end of year	0	0
U.S. Pension Benefits | Level 3 | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	0	0
Unrealized gains (losses)	0	0
Realized gains (losses)	0	0
Purchases, issuances and settlements	2	0
Transfers in and/or out of Level 3	1	0
Fair value of plan assets, end of year	3	0
Non-U.S. Pension Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	4,100	3,949
Fair value of plan assets, end of year	3,890	4,100
Non-U.S. Pension Benefits | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	230
Fair value of plan assets, end of year	172	230
Non-U.S. Pension Benefits | Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	50
Fair value of plan assets, end of year	7	50
Non-U.S. Pension Benefits | Level 3 | Equities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	0	0
Unrealized gains (losses)	0	0
Realized gains (losses)	0	0
Purchases, issuances and settlements	0	0
Transfers in and/or out of Level 3	2	0
Fair value of plan assets, end of year	2	0
Non-U.S. Pension Benefits | Level 3 | Fixed income securities
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	11	21
Unrealized gains (losses)	(1)	(1)
Realized gains (losses)	0	0
Purchases, issuances and settlements	0	(1)
Transfers in and/or out of Level 3	(5)	(8)
Fair value of plan assets, end of year	5	11
Non-U.S. Pension Benefits | Level 3 | Real estate
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	39	103
Unrealized gains (losses)	(17)	(24)
Realized gains (losses)	15	22
Purchases, issuances and settlements	(37)	(62)
Transfers in and/or out of Level 3	0	0
Fair value of plan assets, end of year	0	39
Non-U.S. Pension Benefits | Level 3 | Other
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	0	0
Unrealized gains (losses)	0	0
Realized gains (losses)	0	0
Purchases, issuances and settlements	0	0
Transfers in and/or out of Level 3	0	0
Fair value of plan assets, end of year	0	0
Other Postretirement Benefits
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	776	822
Fair value of plan assets, end of year	650	776
Other Postretirement Benefits | Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	0
Fair value of plan assets, end of year	$ 0	$ 0